Employee Benefit Plans - Disaggregated Plan Information (Details) - Noble Finance Company [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Feb. 05, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-US
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 63,066	$ 63,729	$ 67,943	$ 62,485
Accumulated benefit obligation	63,066		67,943
Fair value of plan assets	78,465	79,146	83,808	76,429
US plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	243,538	256,417	266,090	240,249
Accumulated benefit obligation	243,538		266,090
Fair value of plan assets	$ 226,830	$ 221,743	$ 222,417	$ 194,160